General information and significant accounting policies - Narrative (Details)	Jun. 30, 2025 tanker vessel	Jun. 30, 2024 tanker
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	1	9
Property, plant and equipment not subject to operating leases | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel	99
Property, plant and equipment subject to operating leases [member] | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	99
Handymax | Property, plant and equipment subject to operating leases [member] | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	14
MR | Property, plant and equipment subject to operating leases [member] | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	47
LR2 | Property, plant and equipment subject to operating leases [member] | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	38